LEASES - Operating leases recognized in balance sheet (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LEASES
Operating lease right-of-use assets	¥ 6,363,724	$ 998,607	¥ 5,149,090
Current portion of operating lease liabilities	4,306,738	675,821	3,787,210
Non-current portion of operating lease liabilities	¥ 2,567,342	$ 402,872	¥ 2,464,495